Note 8 - Leases	12 Months Ended
Oct. 31, 2017
Notes to Financial Statements
Leases of Lessee Disclosure [Text Block]
(8)	Leases

The Company has an operating lease agreement for approximately
34,000
square feet of office, manufacturing and warehouse space in Plano, Texas (near Dallas). The lease term runs through
November 30, 2019.
The minimum rent payments, including rent holidays, are recognized on a straight-line basis over the term of the lease.

Centric Solutions entered into an operating lease agreement in
August 2008
for approximately
23,000
square feet of office and manufacturing space in Coppell, Texas, with a term of approximately seven
years. On
November 30, 2015
Centric Solutions
’ operating lease expired and was
not
renewed.

The Company entered into an operating lease agreement in
April 2015
for approximately
36,000
square feet of warehouse space in Roanoke, Virginia. The lease term is for twelve
months and terminated on
April 30, 2016,
but the Company exercised the
first
and
second
of its
four
(
4
)
one
year options to renew the lease and anticipates it will exercise the remaining two
(
2
)
one
year options. The rent payments are recognized on a straight-line basis over the extended term of the lease.

The Company
’s future minimum lease payments under noncancelable operating leases (with initial or remaining lease terms in excess of one
year) as of
October 31, 2017
consist of the following:

Fiscal year	Operating Lease
2018	318,629
2019	327,106
2020	72,041
Total	$717,776

Total rent expense associated with the operating leases for the fiscal years ended
October 31,
201
7,
2016
and
2015
was
$403,178,
$391,116
and
$479,937,
respectively.